Provisions for pensions and similar obligations (Details 13)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Plan Assets As Percentage Of Total Plan Assets [Abstract]
Equity instruments	4.81%	4.60%	1.00%
Debt instruments	94.59%	94.70%	98.16%
Properties	0.28%	0.35%	0.30%
Other	0.32%	0.35%	0.54%